Document and Entity Information	Apr. 18, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 18, 2022
Entity Registrant Name	COLUMBIA CARE INC.
Entity Incorporation, State or Country Code	A1
Entity File Number	000-56248
Entity Tax Identification Number	98-1488978
Entity Address, Address Line One	680 Fifth Ave.
Entity Address, Address Line Two	24th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	634-7100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001776738